Pay vs Performance Disclosure - USD ($)		8 Months Ended	12 Months Ended		25 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2024
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure
Year	Summary Compensation Table Total for PEO 1¹ ($)	Summary Compensation Table Total for PEO 2¹ ($)	Compensation Actually Paid to PEO 1[1,2,3] ($)	Compensation Actually Paid to PEO 2[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4] TSR($)	Net Income($ Millions)
2024	435,767	1,401,173	435,767	1,268,305	436,672	417,922	4.00	(19.8)
2023	N/A	1,560,141	N/A	979,796	222,585	192,449	10.40	(10.0)

Named Executive Officers, Footnote [Text Block]

1.	Samir R. Patel was our PEO from May 1, 2024 to December 31, 2024 (“PEO 1”). Rachelle Jacques was our PEO from March 28, 2022 to May 1, 2024 (“PEO 2”). Our Non-PEO NEOs for each year presented are listed below.

2023	2024
Torsten Hombeck	Wendy DiCicco
Wendy DiCicco	Torsten Hombeck

Adjustment To PEO Compensation, Footnote [Text Block]

3. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts from the Summary Compensation Table Totals for the PEOs and the average for the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns of the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 1 ($)	Exclusion of Stock Awards and Option Awards for PEO 1 ($)	Inclusion of Equity Values for PEO 1 ($)	Compensation Actually Paid to PEO 1 ($)
2024	435,767	(435,767)	435,767	435,767

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Stock Awards and Option Awards for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)
2024	1,401,173	(658,216)	525,348	1,268,305
2023	1,560,141	(927,891)	347,546	979,796

Non-PEO NEO Average Total Compensation Amount	[1]		$ 436,672	$ 222,585
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]		$ 417,922	192,449
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	436,672	(70,125)	51,375	417,922
2023	222,585	(3,240)	(26,896)	192,449

Equity Valuation Assumption Difference, Footnote [Text Block]

The amounts in the Inclusion of Equity Values or Average Inclusion of Equity Values, as applicable, in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 1 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 1 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 1 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards that Vested During Year for PEO 1 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 1 ($)	Total - Inclusion of Equity Values for PEO 1 ($)
2024	—	—	435,767	—	—	435,767

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Total - Inclusion of Equity Values for PEO 2 ($)
2024	—	—	517,500	7,848	—	525,348
2023	741,153	(305,976)	63,708	(151,339)	—	347,546

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	48,335	—	—	3,040	—	51,375
2023	2,771	(1)	—	(1,624)	(28,042)	(26,896)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the two most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the two most recently completed fiscal years.

Total Shareholder Return Amount	[4]		$ 4.00	10.40
Net Income (Loss) Attributable to Parent			(19,800,000)	(10,000,000.0)
PEO 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]		435,767
PEO Actually Paid Compensation Amount	[1],[2],[3]		435,767
PEO Name		Samir R. Patel
PEO 1 [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(435,767)
PEO 1 [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			435,767
PEO 1 [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested As of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO 1 [Member] | Change In Fair Value From Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO 1 [Member] | Vesting Date Fair Value of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			435,767
PEO 1 [Member] | Change In Fair Value From Last Day of Prior Year to Vesting Date of Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO 1 [Member] | Fair Value At Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO 2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]		1,401,173	1,560,141
PEO Actually Paid Compensation Amount	[1],[2],[3]		1,268,305	979,796
PEO Name					Rachelle Jacques
PEO 2 [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(658,216)	(927,891)
PEO 2 [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			525,348	347,546
PEO 2 [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested As of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				741,153
PEO 2 [Member] | Change In Fair Value From Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(305,976)
PEO 2 [Member] | Vesting Date Fair Value of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			517,500	63,708
PEO 2 [Member] | Change In Fair Value From Last Day of Prior Year to Vesting Date of Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			7,848	(151,339)
PEO 2 [Member] | Fair Value At Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount			436,672	222,585
Non-PEO NEO Average Compensation Actually Paid Amount			417,922	192,449
Non-PEO NEO [Member] | Average Exclusion of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(70,125)	(3,240)
Non-PEO NEO [Member] | Average Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			51,375	(26,896)
Non-PEO NEO [Member] | Average Year End Fair Value of Equity Awards Granted During Year That Remained Unvested As of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			48,335	2,771
Non-PEO NEO [Member] | Average Change In Fair Value From Last Day of Prior Year To Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(1)
Non-PEO NEO [Member] | Average Vesting Date Fair Value of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,040	(1,624)
Non-PEO NEO [Member] | Average Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (28,042)

[1]	Samir R. Patel was our PEO from May 1, 2024 to December 31, 2024 (“PEO 1”). Rachelle Jacques was our PEO from March 28, 2022 to May 1, 2024 (“PEO 2”). Our Non-PEO NEOs for each year presented are listed below.
[2]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts from the Summary Compensation Table Totals for the PEOs and the average for the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns of the Summary Compensation Table.
[3]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total for the PEOs and the Average Summary Compensation Totals for the Non-PEO NEOs with certain adjustments as described in footnote 3 below.
[4]	Assumes $100 was invested in the Company for the period starting December 31, 2021 through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.